Non-current and current financial debts	6 Months Ended
Jun. 30, 2026
Disclosure Of Borrowings [Abstract]
Non-current and current financial debts	Non-current and current financial debts
The below table summarizes non-current and current Financial debts outstanding as of June 30, 2026 and December 31, 2025.

($ millions)	June 30, 2026	December 31, 2025
Non-current financial debts
Local facilities (Japan), floating rate debt due 2028	54	53
2.375% Series 2028 Notes	568	584
3.000% Series 2029 Notes	997	996
2.600% Series 2030 Notes	748	747
5.375% Series 2032 Notes	695	695
3.800% Series 2049 Notes	495	495
5.750% Series 2052 Notes	592	592
Revolving facility, floating rate due 2030	—	—
Total non-current financial debts	4,149	4,162

Current financial debts
Local facilities, floating rate:
Japan	—	—
All others	61	65
2.750% Series 2026 Notes	500	499
Other short-term financial debts, floating rate	6	5
Derivatives	3	6
Total current financial debts	570	575
Total financial debts	4,719	4,737
Interest expense recognized for Financial debts was $43 million and $85 million for the three and six months ended June 30, 2026, respectively, and $43 million and $84 million for the three and six months ended June 30, 2025, respectively.
Revolving credit facility
The $1.32 billion Revolving Credit Facility remained undrawn as of June 30, 2026.